Notes Payable, Stockholders	12 Months Ended
Dec. 31, 2016
Notes Payable, Stockholders
3.	Related-Party Arrangements

On December 22, 2011, in connection with the spinout of the Company from Akebia, the Company’s former parent company, Akebia assigned certain assets and liabilities to the Company.

In connection with the spinout of Aerpio from Akebia, the companies entered into shared services agreements. Under the terms of the shared services agreements, Akebia and Aerpio obtain from and provide to each other certain services, as outlined below. These agreements are cancelable upon mutual agreement or a sale of either company.

Below is a summary of the activities included in the statements of operations and comprehensive loss:

		Year Ended December 31
Activity	Financial Statement Caption	2016	2015
Payments to Akebia for employee costs	Research and development operating expenses	$31,246	$263,501
Payments from Akebia for facility-related charges and employee costs	Reimbursements from Akebia	1,994	27,022

A summary of Akebia receivables and payables included in the accompanying balance sheets are as follow:

		December 31
Activity	Financial Statement Caption	2016	2015
Amounts receivable from Akebia	Accounts receivable	$—	$997
Amounts payable to Akebia	Accounts payable	—	15,173

ZETA ACQUISITION CORP. II [Member]
Notes Payable, Stockholders

2. Notes Payable, Stockholders

During 2016, various stockholders loaned the Company $10,000 and were issued unsecured promissory notes which bear interest at 6% and are due on demand. Similar stockholder loans amounted to $35,000 during 2015, $15,000 during 2014, $25,000 during 2013, $25,000 during 2012, $35,000 during 2010, and $25,000 during 2009. Interest of $42,378 and $32,436 was accrued and unpaid at December 31, 2016 and 2015, respectively.